OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET
OTHER INCOME (EXPENSE), NET

Note 11—OTHER INCOME (EXPENSE), NET

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Exchange income (loss)	354	(2,317)	49,994	7,943
Other non-operating income	415	278	6,607	1,050
Other non-operating expenses	(209)	(1,234)	(2,771)	(440)

	560	(3,273)	53,830	8,553